Description of Business (Details)	Sep. 30, 2016 company customer	Dec. 31, 2015 company customer
Healthcare | Minimum
Description of business
Number of clients	40	40
Commercial, Medicaid and Medicare managed health plans | United States
Description of business
Number of largest companies in the industry sector that are customers	8	8
Number of largest companies in the industry sector | company	10	10
Retail | Minimum
Description of business
Number of clients	35	40
Retail | United States
Description of business
Number of largest companies in the industry sector that are customers	8	8
Number of largest companies in the industry sector | company	10	10